Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, authorized	1,000,000	1,000,000
Preferred Stock, issued	0	0
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued	36,232,235	31,011,667
Common Stock, outstanding	36,232,235	31,011,667
Accumulated Depreciation	$ 8,789	$ 2,577
Accumulated Amortization	$ 16,292	$ 8,309